Non-current financial debt (Details 3) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 24,722	$ 20,627
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	15,495	13,388
EUR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,238	5,563
CHF
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	3,956	1,635
Others
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 33	$ 41